Nature of Operations and Going Concern (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Net loss	$ (3,621,884)	$ (2,898,510)	$ (9,372,772)
Accumulated deficit	(118,596,001)	(115,075,713)
Cash flows from operating activities	(2,021,752)	(2,472,410)	$ (1,503,512)
Current liabilities exceeded current assets	$ 7,313,034	$ 7,022,402